SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accumulated deficit	$ (3,006,736)		$ (2,693,698)
Net current liabilities	(1,181,867)
Net cash used in operating activities	$ (150,905)	$ (468,361)
Number of operating segment | segment	1